RISK MANAGEMENT - Impact of the measurement of ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loan portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ 842,785	$ 148,281
Commercial lending portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	380,157	105,545
Interbank and overnight funds
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	1,439	48
Loans to consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	356,204	10,422
Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	81,616	29,265
Microcredit
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	23,369	488
12-month ECL | Loan portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(203,257)	71,209
12-month ECL | Commercial lending portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(68,131)	57,078
12-month ECL | Interbank and overnight funds
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	1,439	48
12-month ECL | Loans to consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(135,158)	9,044
12-month ECL | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	19,653	2,064
12-month ECL | Microcredit
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(21,060)	1,207
Lifetime ECL | Not credit-impaired | Loan portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	951,565	23,388
Lifetime ECL | Not credit-impaired | Commercial lending portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	349,266	12,301
Lifetime ECL | Not credit-impaired | Loans to consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	500,012	4,268
Lifetime ECL | Not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	57,870	5,674
Lifetime ECL | Not credit-impaired | Microcredit
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	44,417	(188)
Lifetime ECL | Credit-impaired | Loan portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	94,477	53,684
Lifetime ECL | Credit-impaired | Commercial lending portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	99,022	36,166
Lifetime ECL | Credit-impaired | Loans to consumers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(8,650)	(2,890)
Lifetime ECL | Credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	4,093	21,527
Lifetime ECL | Credit-impaired | Microcredit
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	12	(531)
Debt securities | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	215	211
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	4,816	(1,709)
Debt securities | 12-month ECL | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	215	211
Debt securities | 12-month ECL | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	4,781	$ (1,709)
Debt securities | Lifetime ECL | Not credit-impaired | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ 35